Note 23 - Fees to Auditors - Schedule of Fees to Auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Audit fees	$ 297	$ 309
Audit related fees	190	94
Other fees	198	57
Total fees	$ 685	$ 460